UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21449

        Nuveen Municipal High Income Opportunity Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:          7/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Municipal High Income Opportunity Fund (NMZ)
July 31, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Alabama - 2.4%

$2,000	Baldwin County Eastern Shore Health Care Authority, Alabama, Hospital Revenue Bonds, Thomas	4/06 at 102.00	BBB-	$ 2,066,640
	Hospital, Series 1996, 6.750%, 4/01/15

6,200	Baldwin County Eastern Shore Health Care Authority, Alabama, Hospital Revenue Bonds, Thomas	4/08 at 102.00	BBB-	5,780,198
	Group, Series 1998, 5.750%, 4/01/27

	Arizona - 4.3%

6,720	Maricopa County Industrial Development Authority, Arizona, Senior Living Facility Revenue Bonds,	1/11 at 103.00	BBB	6,515,981
	Christian Care Mesa II Inc., Series 2004A, 6.625%, 1/01/34 (Alternative Minimum Tax)

	Phoenix Industrial Development Authority, Arizona, Educational Revenue Bonds, Keystone Montessori
	School, Series 2004A:
350	6.375%, 11/01/13	11/11 at 103.00	N/R	350,560
790	7.250%, 11/01/23	11/11 at 103.00	N/R	791,462
1,715	7.500%, 11/01/33	11/11 at 103.00	N/R	1,718,104

550	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Noah Webster	12/14 at 100.00	BBB-	530,162
	Basic Schools Inc., Series 2004, 6.125%, 12/15/34

1,645	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Heritage	7/14 at 100.00	N/R	1,664,214
	Elementary School Project, Series 2004, 7.500%, 7/01/34

	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Pointe
	Educational Services Charter School, Series 2004:
500	6.250%, 7/01/14	No Opt. Call	N/R	500,885
1,000	7.125%, 7/01/24	7/14 at 100.00	N/R	1,001,680

1,150	Pinal County Industrial Development Authority, Arizona, Correctional Facilities Contract Revenue	10/12 at 100.00	A	1,149,908
	Bonds, Florence West Prision LLC, Series 2002A, 5.250%, 10/01/22 - ACA Insured

	California - 19.9%

8,000	Alameda Public Finance Authority, California, Bond Anticipation Notes, Alameda Power and Telecom,	No Opt. Call	N/R	7,949,920
	Series 2004, 7.000%, 6/01/09

500	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series	No Opt. Call	BBB+	499,205
	2004I, 4.950%, 7/01/26 (Mandatory put 7/01/14)

1,100	California Health Facilities Financing Authority, Hospital Revenue Bonds, Downey Community	11/04 at 101.00	BB+	1,023,693
	Hospital, Series 1993, 5.750%, 5/15/15

3,360	California, General Obligation Bonds, Series 2003, 5.000%, 11/01/21	11/13 at 100.00	A3	3,439,766

3,500	California, General Obligation Bonds, Series 2004, 5.100%, 2/01/34	2/09 at 100.00	A3	3,449,565

	California State Public Works Board, Lease Revenue Bonds, Department of General Services, Series
	2003D:
1,090	5.000%, 6/01/21	12/13 at 100.00	Baa1	1,097,041
1,170	5.100%, 6/01/23	12/13 at 100.00	Baa1	1,176,049

3,000	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health, Coalinga	6/14 at 100.00	Baa1	2,940,810
	State Hospital, Series 2004A, 5.000%, 6/01/25

1,025	California Statewide Community Development Authority, Subordinate Lien Multifamily Housing Revenue	1/14 at 100.00	N/R	1,033,395
	Bonds, Corona Park Apartments, Series 2004I-S, 7.750%, 1/01/34 (Alternative Minimum Tax)

3,800	California Statewide Community Development Authority, Senior Lien Revenue Bonds, East Valley	10/15 at 103.00	N/R	4,122,962
	Tourist Authority, Series 2003B, 9.250%, 10/01/20

2,925	California Statewide Community Development Authority, Revenue Bonds, Epidaurus Project, Series	3/14 at 102.00	N/R	2,949,365
	2004A, 7.750%, 3/01/34

1,000	Corona-Norco Unified School District, Riverside County, California, Special Tax Bonds, Community	9/04 at 103.00	N/R	924,100
	Facilities District 3-1, Series 2004, 5.375%, 9/01/33

1,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	BBB	1,022,440
	Revenue Bonds, Series 2003A-2, 7.900%, 6/01/42

5,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	BBB	4,963,640
	Series 2003A-1, 6.750%, 6/01/39

4,975	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/13 at 100.00	Baa1	5,036,740
	Asset-Backed Bonds, Series 2003B, 5.625%, 6/01/33

	Huntington Beach, California, Special Tax Bonds, Community Facilities District 2003-1, Huntington
	Center, Series 2004:
500	5.800%, 9/01/23	9/04 at 103.00	N/R	494,005
1,000	5.850%, 9/01/33	9/04 at 103.00	N/R	982,790

2,500	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, El Granada	5/14 at 100.00	N/R	2,513,200
	Mobile Home Park, Series 2004A, 6.450%, 5/15/44

1,015	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, El Granada	5/14 at 100.00	N/R	990,214
	Mobile Home Park, Subordinate Lien, Series 2004B, 6.500%, 5/15/44

1,200	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2003-2 Improvement Area	9/13 at 102.00	N/R	1,155,288
	A, Canyon Hills, Series 2004A, 5.950%, 9/01/34

3,400	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	3,364,572
	District 3, Series 2004, 5.950%, 9/01/34

300	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los	12/12 at 102.00	B-	255,735
	Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002B, 7.500%,
	12/01/24 (Alternative Minimum Tax)

1,250	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los	12/12 at 102.00	B-	1,065,563
	Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002C, 7.500%,
	12/01/24 (Alternative Minimum Tax)

1,555	Murrieta Valley Unified School District, Riverside County, California, Special Tax Bonds, Community	9/04 at 102.00	N/R	1,439,681
	Facilities District 2000-1, Series 2004B, 5.300%, 9/01/34

1,000	Oceanside, California, Community Facilities Special Tax Revenue Bonds, Morro Hills, Series 2004,	3/14 at 100.00	N/R	996,710
	5.750%, 9/01/28

	Orange County, California, Special Tax Bonds, Community Facilities District 03-1, Ladera Ranch,
	Series 2004A:
500	5.500%, 8/15/23	8/12 at 101.00	N/R	499,695
1,625	5.600%, 8/15/28	8/12 at 101.00	N/R	1,619,638
1,000	5.625%, 8/15/34	8/12 at 101.00	N/R	999,970

	Poway Unified School District, San Diego County, California, Special Tax Bonds, Community
	Facilities District 11, Series 2004:
650	5.375%, 9/01/34	9/11 at 102.00	N/R	621,985
875	5.375%, 9/01/34	9/11 at 102.00	N/R	819,368

2,250	San Diego and Imperial Counties Developmental Services Foundation Project, California, Certificates	9/12 at 100.00	BBB-	2,174,288
	of Participation, Series 2002, 5.500%, 9/01/27

3,895	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District	9/13 at 103.00	N/R	3,820,411
	01-1, Series 2004A, 6.125%, 9/01/39

	Colorado - 10.8%

925	Bradburn Metropolitan District 3, Colorado, General Obligation Bonds, Series 2003, 7.500%,	12/13 at 101.00	N/R	941,817
	12/01/33

5,600	Buffalo Ridge Metropolitan District, Colorado, Limited Obligation Assessment Bonds, Series 2003,	12/13 at 101.00	N/R	5,701,808
	7.500%, 12/01/33

925	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Compass	7/10 at 100.00	N/R	943,213
	Montessori Charter School, Series 2000, 7.750%, 7/15/31

650	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Bromley East	9/11 at 100.00	Baa3	652,321
	Charter School, Series 2000A, 7.250%, 9/15/30

400	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy	12/10 at 101.00	BBB	429,140
	Charter School, Series 2000, 6.875%, 12/15/20

1,450	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Weld County	6/11 at 100.00	Ba1	1,507,463
	School District 6 - Frontier Academy, Series 2001, 7.250%, 6/01/20

1,822	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Jefferson	2/12 at 100.00	N/R	1,891,145
	County School District R-1 - Compass Montessori Secondary School, Series 2002, 8.000%, 2/15/32

3,500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Denver Arts	5/14 at 101.00	N/R	3,610,040
	and Technology Academy, Series 2003, 8.000%, 5/01/34

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Excel Academy
	Charter School, Series 2003:
500	7.300%, 12/01/23	12/13 at 100.00	N/R	500,095
875	7.500%, 12/01/33	12/13 at 100.00	N/R	878,062

1,500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Heritage	6/14 at 100.00	N/R	1,493,565
	Christian School, Series 2004A, 7.500%, 6/01/34

2,000	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Colorado Lutheran High	6/14 at 100.00	N/R	1,979,360
	School Association, Series 2004A, 7.500%, 6/01/24

1,000	Colorado Housing and Finance Authority, Multifamily Project Bonds, Class II Series 2002C-6,	10/12 at 100.00	AA	1,014,290
	5.300%, 10/01/42

3,000	Denver City and County School District No. 1, Colorado, General Obligation Bonds, Series 2004,	12/13 at 100.00	AAA	3,007,680
	4.750%, 12/01/23 - FSA Insured

4,250	Denver Health and Hospitals Authority, Colorado, Revenue Bonds, Series 2004A, 6.250%, 12/01/33	12/14 at 100.00	BBB	4,328,880

1,000	Denver City and County, Colorado, Multifamily Housing Mortgage Revenue Bonds, FHA-Insured	7/08 at 102.00	AAA	1,017,770
	Mortgage Loan, Garden Court Community, Series 1998, 5.400%, 7/01/39

800	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Revenue Bonds, Series 1996, 7.500%,	5/06 at 101.00	N/R	814,040
	5/01/21 (Alternative Minimum Tax)

1,250	Mesa County, Colorado, Residential Care Facilities Mortgage Revenue Bonds, Hilltop Community	12/11 at 101.00	AA	1,282,138
	Resources Inc. Obligated Group Projects, Series 2001A, 5.250%, 12/01/21 - RAAI Insured

2,000	Park Creek Metropolitan District, Colorado, Limited Tax Obligation Revenue Bonds, Series 2003CR-2,	12/13 at 100.00	N/R	1,995,100
	7.875%, 12/01/13

	Tallyns Reach Metropolitan District 2, Colorado, Limited Tax Obligation Bonds, Series 2004:
250	6.000%, 12/01/18	12/13 at 100.00	N/R	247,255
315	6.375%, 12/01/23	12/13 at 100.00	N/R	311,006

	Tallyns Reach Metrolpolitan District 3, Colorado, Limited Tax Obligation Bonds, Series 2004:
500	6.625%, 12/01/23	12/13 at 100.00	N/R	493,775
500	6.750%, 12/01/33	12/13 at 100.00	N/R	492,720

	Connecticut - 0.3%

1,025	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon	1/05 at 100.00	BBB	1,018,635
	Project, Series 1993A, 5.500%, 1/01/20 (Alternative Minimum Tax)

	District of Columbia - 1.7%

5,365	District of Columbia, General Obligation Bonds, Series 2003B, 5.000%, 6/01/18 - AMBAC Insured	6/13 at 100.00	AAA	5,600,255

	Florida - 11.6%

4,535	Bartram Springs Community Development District, Duval County, Florida, Special Assessment Bonds,	5/13 at 102.00	N/R	4,716,355
	Series 2003A, 6.650%, 5/01/34

700	Broward County, Florida, Airport Facility Revenue Bonds, Learjet Inc. Project, Series 2000,	11/14 at 101.00	BBB-	773,619
	7.500%, 11/01/20 (Alternative Minimum Tax)

3,000	Capital Trust Agency, Florida, Revenue Bonds, Seminole Tribe Convention Center, Series 2002A,	10/12 at 102.00	N/R	3,580,200
	10.000%, 10/01/33

1,195	Century Gardens Community Development District, Miami-Dade County, Florida, Special Assessment	5/14 at 101.00	N/R	1,159,855
	Revenue Bonds, Series 2004, 5.900%, 5/01/34

	Islands at Doral Northeast Community Development District, Florida, Special Assessment Bonds,
	Series 2004:
500	6.125%, 5/01/24	5/14 at 101.00	N/R	505,830
450	6.250%, 5/01/34	5/14 at 101.00	N/R	453,447

5,785	Lee County Industrial Development Authority, Florida, Multifamily Housing Revenue Bonds, Legacy at	No Opt. Call	A1	5,935,526
	Lehigh Project, Senior Series 2003A, 6.000%, 12/01/43

645	Lexington Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004,	5/14 at 101.00	N/R	649,470
	6.125%, 5/01/34

4,000	MMA Financial CDD Junior Securitization Trust, Florida, Pass-Through Certificates, Series 2003I-A,	11/07 at 100.00	N/R	4,003,160
	8.000%, 11/01/13

3,370	Meadowwoods Community Development District, Pasco County, Florida, Special Assessment Revenue	5/14 at 101.00	N/R	3,362,620
	Bonds, Series 2004A, 6.050%, 5/01/35

1,000	Orlando Utilities Commission, Florida, Subordinate Lien Water and Electric Revenue Bonds, Series	No Opt. Call	Aa1***	1,234,510
	1989D, 6.750%, 10/01/17

4,000	Palm Beach County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Lake	7/09 at 103.00	N/R	3,888,160
	Delray Apartments, Series 1999A, 6.400%, 1/01/31 (Alternative Minimum Tax)

1,700	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds,	5/14 at 101.00	N/R	1,705,780
	Series 2004, 6.125%, 5/01/34

	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004:
500	6.000%, 5/01/24	5/14 at 101.00	N/R	501,715
500	6.125%, 5/01/34	5/14 at 101.00	N/R	501,700

	Westchester Community Development District 1, Florida, Special Assessment Bonds, Series 2003:
1,150	6.000%, 5/01/23	5/13 at 101.00	N/R	1,150,288
3,750	6.125%, 5/01/35	5/13 at 101.00	N/R	3,757,762

	Georgia - 0.9%

2,000	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, St. Anne's Terrace,	12/13 at 102.00	N/R	2,027,540
	Series 2003, 7.625%, 12/01/33

900	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Canterbury Court,	2/09 at 100.00	N/R	887,751
	Series 2004A, 6.125%, 2/15/34

	Illinois - 10.7%

2,000	Chicago, Illinois, Certificates of Participation Tax Increment Revenue Notes, Chicago/Kingsbury	12/08 at 100.00	N/R	2,094,220
	Redevelopment Project, Series 2004A, 6.570%, 2/15/13

1,400	Illinois Health Facilities Authority, Revenue Bonds, Midwest Physicians Group Ltd., Series 1998,	11/08 at 102.00	BB+	1,224,118
	5.500%, 11/15/19

795	Illinois Health Facilities Authority, Revenue Bonds, Victory Health Services, Series 1997A,	8/07 at 101.00	Baa2	727,433
	5.750%, 8/15/27

8,725	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2002A, 5.750%,	7/12 at 100.00	A-	9,001,408
	7/01/29

	Illinois Health Facilities Authority, FHA-Insured Mortgage Revenue Refunding Bonds, Sinai Health
	System, Series 2003:
5,000	5.000%, 8/15/24	8/13 at 100.00	AAA	4,984,200
10,000	5.100%, 8/15/33	8/13 at 100.00	AAA	9,799,400
5,000	5.150%, 2/15/37	8/13 at 100.00	AAA	4,888,700

305	Illinois Health Facilities Authority, Revenue Refunding Bonds, Proctor Community Hospital Project,	1/05 at 100.00	BB+	305,040
	Series 1991, 7.375%, 1/01/23

2,065	Plano Special Service Area 1, Illinois, Special Tax Bonds, Lakewood Springs, Series 2004A, 6.200%,	3/14 at 102.00	N/R	2,017,030
	3/01/34

	Indiana - 4.2%

	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Community Foundation of
	Northwest Indiana, Series 2004A:
500	6.250%, 3/01/25	3/14 at 101.00	BBB-	502,625
2,500	6.000%, 3/01/34	3/14 at 101.00	BBB-	2,388,200

1,640	Jasper Hospital Authority, Indiana, Revenue Bonds, Little Company of Mary Hospital of Indiana Inc.	11/12 at 100.00	AA	1,747,814
	and Affiliates, Memorial Hospital Center Project, Series 2002, 5.500%, 11/01/17 - RAAI Insured

7,650	Vincennes, Indiana, Economic Development Revenue Bonds, Southwest Indiana Regional Youth Village,	1/09 at 102.00	N/R	7,205,841
	Series 1999, 6.250%, 1/01/24

2,000	Whitley County, Indiana, Solid Waste and Sewerage Disposal Revenue Bonds, Steel Dynamics Inc.,	11/10 at 102.00	N/R	2,021,900
	Series 1998, 7.250%, 11/01/18 (Alternative Minimum Tax)

	Kentucky - 0.7%

2,875	Kenton County Airport Board, Kentucky, Special Facilities Revenue Bonds, Delta Air Lines Project,	No Opt. Call	CCC-	2,187,789
	Series 1992A, 7.500%, 2/01/20 (Alternative Minimum Tax)

	Louisiana - 6.7%

3,405	Carter Plantation Community Development District, Livingston Parish, Louisiana, Special Assessment	11/05 at 100.00	N/R	3,342,620
	Bonds, Series 2004, 5.500%, 5/01/16

8,500	Hodge, Louisiana, Combined Utility System Revenue Bonds, Stone Container Corporation, Series 2003,	No Opt. Call	B	8,702,470
	7.450%, 3/01/24 (Alternative Minimum Tax)

2,640	LaFourche Parish Housing Authority, Louisiana, Multifamily Mortgage Revenue Bonds, City Place II,	1/11 at 105.00	AAA	2,945,210
	Series 2001, 6.700%, 1/20/40

	Ouachita Parish Industrial Development Authority, Louisiana, Solid Waste Disposal Revenue Bonds,
	White Oaks Project, Series 2004A:
865	8.250%, 3/01/19 (Alternative Minimum Tax)	3/10 at 102.00	N/R	881,383
805	8.500%, 3/01/24 (Alternative Minimum Tax)	3/10 at 102.00	N/R	818,266

5,125	St. James Parish, Louisiana, Solid Waste Disposal Revenue Bonds, Freeport McMoran Project, Series	10/04 at 100.00	N/R	5,141,195
	1992, 7.700%, 10/01/22 (Alternative Minimum Tax)

	Maine - 0.9%

3,155	Portland Housing Development Authority, Maine, Senior Living Revenue Bonds, Avesta Housing	2/14 at 102.00	Baa2	3,080,447
	Development Corporation, Series 2004A, 6.000%, 2/01/34

	Maryland - 3.2%

2,000	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	9/05 at 102.00	N/R	2,045,020
	7.400%, 9/01/19 (Alternative Minimum Tax)

3,800	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Medstar Health, Series	8/14 at 100.00	BBB	3,700,516
	2004, 5.500%, 8/15/33

6,435	Prince George's County, Maryland, Revenue Refunding and Project Bonds, Dimensions Health	1/05 at 102.00	B3	4,861,385
	Corporation, Series 1994, 5.300%, 7/01/24

	Massachusetts - 1.1%

3,490	Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, Series 2000H, 6.650%,	7/10 at 100.00	AAA	3,721,596
	7/01/41 (Alternative Minimum Tax) - MBIA Insured

	Michigan - 5.9%

1,335	Countryside Charter School, Berrien County, Michigan, Charter School Revenue Bonds, Series 1999,	4/09 at 100.00	N/R	1,268,157
	7.000%, 4/01/29

930	Countryside Charter School, Berrien County, Michigan, Charter School Revenue Bonds, Series 2000,	4/09 at 100.00	N/R	949,856
	8.000%, 4/01/29

1,480	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A, 5.500%,	5/09 at 101.00	BB-	1,255,721
	5/01/21

3,500	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Detroit Medical Center	8/04 at 102.00	Ba3	2,624,090
	Obligated Group, Series 1993B, 5.500%, 8/15/23

1,500	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Henry Ford Health	3/13 at 100.00	A1	1,584,240
	System, Series 2003A, 5.500%, 3/01/15

2,775	Nataki Talibah Schoolhouse, Wayne County, Michigan, Certificates of Participation, Series 2000,	6/10 at 102.00	N/R	2,922,020
	8.250%, 6/01/30

	Pontiac Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, NOMC Obligated
	Group, Series 1993:
1,000	6.000%, 8/01/13	8/04 at 101.00	Ba1	900,050
1,500	6.000%, 8/01/18	8/04 at 101.00	Ba1	1,301,145
1,800	6.000%, 8/01/23	8/04 at 101.00	Ba1	1,520,838

5,000	Saginaw Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Covenant Medical Center,	7/14 at 100.00	A	4,988,150
	Series 2004G, 5.125%, 7/01/22

	Minnesota - 2.9%

	Minneapolis, Minnesota, Student Housing Revenue Bonds, Riverton Community Housing Project, Series
	2000:
100	7.200%, 7/01/14	7/10 at 100.00	N/R	102,134
100	7.300%, 7/01/15	7/10 at 100.00	N/R	102,127

500	Minneapolis, Minnesota, Commercial Development Revenue Bonds, Thresher Square Limited Partnership	No Opt. Call	N/R	500,410
	II Project, Series 1996, 7.250%, 5/01/15

1,325	Ramsey, Anoka County, Minnesota, Charter School Lease Revenue Bonds, PACT Charter School, Series	6/14 at 102.00	N/R	1,332,884
	2004A, 6.750%, 12/01/33

5,000	St. Louis Park, Minnesota, Revenue Bonds, Park Nicollet Health Services, Series 2003B, 5.250%,	No Opt. Call	A-	4,968,250
	7/01/30

1,100	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, HOPE	6/14 at 102.00	N/R	1,106,545
	Academy Charter School, Series 2004A, 6.750%, 12/01/33

1,430	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Higher	6/14 at 102.00	N/R	1,445,616
	Ground Academy, Series 2004A, 6.625%, 12/01/23

	Missouri - 1.5%

2,400	Kansas City Industrial Development Authority, Missouri, Multifamily Housing Revenue Bonds, Pickwick	2/14 at 102.00	N/R	2,422,416
	Apartments Project, Series 2004, 8.000%, 2/01/34 (Alternative Minimum Tax)

2,500	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Kiel Center Multipurpose	12/04 at 100.00	N/R	2,581,250
	Arena, Series 1992, 7.875%, 12/01/24 (Alternative Minimum Tax)

	Montana - 1.6%

5,200	Montana Board of Investments, Exempt Facility Revenue Bonds, Stillwater Mining Company Project,	7/10 at 101.00	B1	5,360,472
	Series 2000, 8.000%, 7/01/20 (Alternative Minimum Tax)

	Nevada - 2.3%

1,500	Clark County, Nevada, Local Improvement Bonds, Mountain's Edge Special Improvement District 142,	8/16 at 100.00	N/R	1,538,595
	Series 2003, 6.375%, 8/01/23

3,670	Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company Project,	1/05 at 100.00	B-	3,149,924
	Series 1995C, 5.500%, 10/01/30

550	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail	1/10 at 102.00	N/R	533,841
	Project, Second Tier Series 2000, 7.375%, 1/01/40

2,105	Washoe County School District, Nevada, General Obligation Bonds, Series 2003C, 5.000%, 6/01/21 -	6/13 at 100.00	AAA	2,175,475
	FGIC Insured

	New Jersey - 4.0%

1,905	New Jersey Economic Development Authority, Revenue Bonds, Meridian Health System - Shrewsbury	8/09 at 102.00	N/R	1,714,500
	Assisted Living Facility, Series 1999, 6.750%, 8/01/30

1,510	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines	9/09 at 101.00	B	1,132,198
	Inc., Series 1999, 6.250%, 9/15/29 (Alternative Minimum Tax)

500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Trinitas Hospital Obligated	7/10 at 101.00	BBB-	555,275
	Group, Series 2000, 7.500%, 7/01/30

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series
	2003:
7,825	6.750%, 6/01/39	6/13 at 100.00	BBB	7,061,906
2,760	7.000%, 6/01/41	6/13 at 100.00	BBB	2,557,250

	New Mexico - 1.4%

4,500	Jicarilla Apache Nation, New Mexico, Revenue Bonds, Series 2002A, 5.000%, 9/01/18	9/13 at 101.00	N/R	4,569,300

	New York - 5.3%

5,000	Charter Mac, New York, Preferred Shares, Series 2004A-4-2, 6.000%, 12/31/45 (Alternative Minimum Tax)	No Opt. Call	A3	5,146,450
	(Mandatory put 4/30/19)

1,700	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, American	8/04 at 102.00	CCC	1,061,395
	Airlines Inc., Series 1994, 6.900%, 8/01/24 (Alternative Minimum Tax)

750	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	No Opt. Call	CCC	585,923
	Airport - American Airlines Inc., Series 2002A, 8.000%, 8/01/12 (Alternative Minimum Tax)

	New York Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State
	Contingency Contract-Backed Bonds, Series 2003B-1C:
5,000	5.500%, 6/01/21	6/13 at 100.00	AA-	5,299,150
5,000	5.500%, 6/01/22	6/13 at 100.00	AA-	5,276,950

	North Carolina - 1.7%

5,500	North Carolina Capital Facilities Financing Agency, Solid Waste Facilities Revenue Bonds, Liberty	7/12 at 106.00	N/R	5,411,670
	Tire Services of North Carolina LLC, Series 2004A, 6.750%, 7/01/29

	Ohio - 2.8%

	Belmont County, Ohio, Revenue Bonds, Ohio Valley Health Services and Education Corporation, Series
	1998:
500	5.700%, 1/01/13	1/08 at 102.00	BB	465,755
400	5.800%, 1/01/18	1/08 at 102.00	BB	358,960

8,000	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/08 at 102.00	N/R	7,462,880
	1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)

800	Toledo-Lucas County Port Authority, Ohio, Port Revenue Bonds, Cargill Inc., Series 2004A, 4.800%,	3/14 at 101.00	A+	774,576
	3/01/22

	Oklahoma - 4.3%

	Oklahoma Development Finance Authority, Revenue Refunding Bonds, Hillcrest Healthcare System,
	Series 1999A:
1,200	5.750%, 8/15/15	8/09 at 101.00	B1	1,214,004
11,680	5.625%, 8/15/29	8/09 at 101.00	B1	11,816,890

1,335	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Series 1995,	6/05 at 102.00	B-	1,001,731
	6.250%, 6/01/20

	Pennsylvania - 4.2%

	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn Allegheny
	Health System, Series 2000B:
695	9.250%, 11/15/22	11/10 at 102.00	B	779,880
6,455	9.250%, 11/15/30	11/10 at 102.00	B	7,243,349

190	Monroeville Hospital Authority, Pennsylvania, Revenue Bonds, Forbes Health System, Series 1992,	10/04 at 100.00	B	177,207
	7.000%, 10/01/13

300	Monroeville Hospital Authority, Pennsylvania, Revenue Bonds, Forbes Health System, Series 1995,	10/05 at 102.00	B	258,675
	6.250%, 10/01/15

240	New Morgan Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue Bonds, New	10/04 at 102.00	BB-	229,498
	Morgan Landfill Company Inc. Project, Series 1994, 6.500%, 4/01/19 (Alternative Minimum Tax)

580	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Northwestern Human Services	6/08 at 100.00	BB+	538,675
	Inc. Project, Series 1998A, 5.250%, 6/01/09

4,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds, AMTRAK 30th Street Station	6/12 at 102.00	A	4,151,440
	Parking Garage Project, Series 2002, 5.800%, 6/01/23 (Alternative Minimum Tax) - ACA Insured

230	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny General Hospital,	No Opt. Call	B	221,170
	Series 1991A, 7.250%, 9/01/17

	Rhode Island - 0.8%

3,000	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	2,487,360
	Series 2002A, 6.250%, 6/01/42

	South Carolina - 4.2%

	Berkeley County School District, South Carolina, Installment Purchase Revenue Securing Assets for
	Education, Series 2003:
2,070	5.250%, 12/01/17	12/13 at 100.00	A-	2,161,473
2,755	5.250%, 12/01/19	12/13 at 100.00	A-	2,849,331

4,450	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2003,	12/13 at 100.00	AA-	4,694,928
	5.250%, 12/01/17

2,350	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Refunding Bonds, Series 1991,	No Opt. Call	AAA	2,913,460
	6.750%, 1/01/19 - FGIC Insured

1,150	South Carolina JOBS Economic Development Authority, Hospital Revenue Bonds, Georgetown Memorial	8/11 at 100.00	AA	1,175,668
	Hospital, Series 2001, 5.250%, 2/01/21 - RAAI Insured

	Texas - 6.5%

750	Brazoria County Municipal Utility District No. 19, Texas, General Obligation Bonds, Series 2004,	9/12 at 100.00	AA	717,390
	5.000%, 9/01/28 - RAAI Insured

1,200	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds,	11/04 at 100.00	CCC	791,088
	American Airlines Inc., Series 1992, 7.250%, 11/01/30 (Alternative Minimum Tax)

2,705	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds,	11/05 at 102.00	CCC	1,761,144
	American Airlines Inc., Series 1995, 6.000%, 11/01/14

565	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds,	11/09 at 101.00	CCC	339,966
	American Airlines Inc., Series 1999, 6.375%, 5/01/35 (Alternative Minimum Tax)

585	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo	4/12 at 100.00	Ba2	630,677
	Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)

3,000	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Memorial	12/14 at 100.00	A	2,938,530
	Hermann Healthcare System, Series 2004A, 5.125%, 12/01/23

2,020	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc.	7/09 at 101.00	B-	1,345,623
	Project, Series 1998B, 5.700%, 7/15/29 (Alternative Minimum Tax)

975	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc.	7/09 at 101.00	B-	649,496
	Project, Series 1998C, 5.700%, 7/15/29 (Alternative Minimum Tax)

	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc.
	Project, Series 2001E:
600	7.375%, 7/01/22 (Alternative Minimum Tax)	7/11 at 101.00	B-	511,152
5,350	6.750%, 7/01/29 (Alternative Minimum Tax)	7/11 at 101.00	B-	4,135,336

	Houston Health Facilities Development Corporation, Texas, Revenue Bonds, Buckingham Senior Living
	Community Inc., Series 2004A:
250	7.000%, 2/15/23	2/14 at 101.00	N/R	255,910
1,400	7.125%, 2/15/34	2/14 at 101.00	N/R	1,428,406

5,850	Texas Department of Housing and Community Affairs, Multifamily Housing Revenue Bonds, Humble	7/21 at 100.00	N/R	5,742,828
	Parkway Townhomes, Series 2004, 6.600%, 1/01/41 (Alternative Minimum Tax)

	Virgin Islands - 3.5%

5,000	Virgin Islands Public Finance Authority, Refinery Revenue Bonds, Hovensa LLC, Series 2003, 6.125%,	1/14 at 100.00	BBB-	5,202,850
	7/01/22 (Alternative Minimum Tax)

3,300	Virgin Islands Public Finance Authority, Senior Secured Lien Refinery Revenue Bonds, Hovensa LLC,	7/14 at 100.00	BBB-	3,383,061
	Series 2004, 5.875%, 7/01/22

3,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Notes, Series 2003, 5.000%,	10/14 at 100.00	AA	2,999,790
	10/01/26 - RAAI Insured

	Virginia - 3.1%

	Pocahontas Parkway Association, Virginia, Route 895 Connector Toll Road Senior Lien Revenue Bonds,
	Series 1998B:
2,000	0.000%, 8/15/12	8/08 at 82.10	BB	1,099,500
3,000	0.000%, 8/15/15	8/08 at 68.82	BB	1,306,770
9,000	0.000%, 8/15/19	8/08 at 54.38	BB	2,838,780

	Pocahontas Parkway Association, Virginia, Route 895 Connector Toll Road Senior Lien Revenue Bonds,
	Series 1998A:
2,000	0.000%, 8/15/14	8/08 at 73.23	BB	939,280
4,250	5.500%, 8/15/28	8/08 at 102.00	BB	3,578,118
1,850	0.000%, 8/15/30	8/08 at 28.38	BB	250,953

	Washington - 3.8%

3,000	Skagit County Public Hospital District No. 1, Washington, Revenue Bonds, Skagit Valley Hospital,	No Opt. Call	Baa3	3,043,590
	Series 2003, 6.000%, 12/01/18

	Vancouver Downtown Redevelopment Authority, Washington, Conference Center Project Revenue Bonds,
	Series 2003A:
1,750	6.000%, 1/01/28 - ACA Insured	No Opt. Call	A	1,811,618
3,500	6.000%, 1/01/34 - ACA Insured	1/14 at 100.00	A	3,611,545
2,500	5.250%, 1/01/34 - ACA Insured	1/14 at 100.00	A	2,388,250

1,295	Washington Public Power Supply System, Nuclear Project 3 Revenue Refunding Bonds, Series 1989B,	No Opt. Call	AAA	1,640,299
	7.125%, 7/01/16 - MBIA Insured

	Wisconsin - 6.0%

550	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, Revenue Bonds, Series 2003A,	12/14 at 101.00	N/R	546,013
	7.750%, 6/01/16

300	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Milwaukee Catholic Home Inc.,	7/06 at 102.00	N/R	297,747
	Series 1996, 7.250%, 7/01/17

500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Oakwood Village Project,	8/05 at 100.00	A-1	502,545
	Series 2000A, 7.000%, 8/15/15

5,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services	2/12 at 101.00	A	5,113,200
	Inc., Series 2002, 5.750%, 8/15/30

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care Inc.,
	Series 1999A:
2,300	5.600%, 2/15/29 - ACA Insured	2/09 at 101.00	A	2,307,516
9,380	5.600%, 2/15/29	2/09 at 101.00	BBB+	9,034,910

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Southwest Health Center Inc.,
	Series 2004A:
875	6.125%, 4/01/24	4/14 at 100.00	N/R	849,150
1,000	6.250%, 4/01/34	4/14 at 100.00	N/R	961,860

$496,067	Total Long-Term Investments (cost $477,130,136) - 145.2%			475,732,259

	Other Assets Less Liabilities - 2.1%			6,794,311

	Preferred Shares, at Liquidation Value - (47.3)%			(155,000,000)

	Net Assets Applicable to Common Shares - 100%			$327,526,570

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to
Common shares.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At July 31, 2004, the cost of investments were $476,933,964.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2004 were as follows:

Gross unrealized:
	Appreciation	$ 7,047,278
	Depreciation	(8,248,983)

	Net unrealized appreciation (depreciation) of investments	$(1,201,705)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Municipal High Income Opportunity Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         09/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         09/29/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         09/29/04

* Print the name and title of each signing officer under his or her signature.